Income Taxes, Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 6,712	$ 10,822	$ 7,321
State and local	1,395	1,669	520
Foreign	175	139	112
Total current	8,282	12,630	7,953
Deferred:
Federal	1,498	(2,047)	2,117
State and local	296	(235)	224
Foreign	(1)	17	13
Total deferred	1,793	(2,265)	2,354
Income tax expense	$ 10,075	$ 10,365	$ 10,307